Other Financial Liabilities - Summary of Present Value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	S/ 128,309	S/ 240,141
Maturity Period Less than One Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	66,177	117,307
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	61,501	105,978
Maturity Period Greater than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	S/ 631	S/ 16,856